UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21132

Investment Company Act File Number

Short-Term U.S. Government Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Short-Term U.S. Government Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 68.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.932%, with various maturities to 2037(1)	$1,806	$1,863,850
1.951%, with various maturities to 2022(1)	2,448	2,499,343
2.118%, with maturity at 2035(1)	3,960	4,055,105
2.228%, with maturity at 2020(1)	363	370,934
2.359%, with maturity at 2038(1)	4,692	5,036,774
2.364%, with maturity at 2036(1)	4,219	4,510,638
2.409%, with maturity at 2023(1)	1,346	1,391,813
2.455%, with maturity at 2036(1)	5,038	5,401,087
2.821%, with maturity at 2022(1)	177	181,334
2.879%, with maturity at 2035(1)	3,149	3,346,535
2.904%, with maturity at 2034(1)	1,738	1,851,278
2.968%, with maturity at 2032(1)	1,119	1,147,922
3.087%, with maturity at 2025(1)	1,030	1,082,805
3.099%, with maturity at 2029(1)	689	699,746
3.863%, with maturity at 2034(1)	658	715,293
4.073%, with maturity at 2037(1)	3,501	3,806,982
4.359%, with maturity at 2030(1)	1,100	1,195,901
4.50%, with various maturities to 2035	3,815	4,049,613
4.711%, with maturity at 2033(1)	4,080	4,501,086
4.749%, with maturity at 2032(1)	699	744,360
5.00%, with various maturities to 2018	2,230	2,354,448
5.50%, with various maturities to 2018	1,152	1,215,326
6.00%, with various maturities to 2035	5,698	6,425,469
6.50%, with various maturities to 2030	1,033	1,111,380
7.00%, with various maturities to 2035	1,231	1,429,359
7.50%, with various maturities to 2017	72	72,894
8.00%, with various maturities to 2025	147	156,956
9.25%, with maturity at 2017	1	1,262

		$61,219,493

Federal National Mortgage Association:
1.917%, with various maturities to 2037(1)	$1,155	$1,192,363
1.932%, with various maturities to 2035(1)	4,086	4,228,532
1.951%, with maturity at 2032(1)	2,028	2,101,662
2.021%, with maturity at 2031(1)	3,695	3,771,748
2.05%, with maturity at 2038(1)	1,301	1,327,150
2.133%, with maturity at 2018(1)	30	30,001
2.239%, with maturity at 2037(1)	4,288	4,478,450
2.252%, with maturity at 2031(1)	2,920	3,041,518
2.261%, with maturity at 2040(1)	1,297	1,369,317
2.393%, with maturity at 2036(1)	4,878	5,228,175
2.425%, with maturity at 2034(1)	1,738	1,854,192
2.426%, with maturity at 2029(1)	193	196,722
2.486%, with maturity at 2038(1)	1,986	2,132,944
2.501%, with maturity at 2028(1)	2,700	2,873,722
2.519%, with maturity at 2020(1)	570	585,960
2.571%, with maturity at 2036(1)	376	387,862
2.60%, with maturity at 2019(1)	1,073	1,103,189
2.681%, with maturity at 2018(1)	224	231,156
2.721%, with maturity at 2030(1)	506	519,016
2.75%, with maturity at 2018(1)	22	21,895

Security	Principal Amount (000’s omitted)	Value
2.838%, with maturity at 2030(1)	$1,103	$1,165,252
2.84%, with maturity at 2030(1)	1,925	1,987,028
3.004%, with maturity at 2036(1)	1,221	1,261,341
3.073%, with maturity at 2021(1)	530	546,320
3.229%, with maturity at 2034(1)	3,063	3,294,873
3.436%, with maturity at 2021(1)	534	551,422
3.508%, with maturity at 2021(1)	864	895,338
3.579%, with maturity at 2026(1)	942	1,021,517
3.645%, with maturity at 2034(1)	4,826	5,246,805
3.714%, with maturity at 2036(1)	339	359,262
3.737%, with maturity at 2035(1)	1,836	1,996,251
3.888%, with maturity at 2036(1)	2,668	2,900,456
3.921%, with maturity at 2035(1)	1,328	1,444,405
3.95%, with maturity at 2034(1)	3,057	3,323,973
4.104%, with maturity at 2033(1)	1,001	1,104,602
4.188%, with maturity at 2035(1)	2,354	2,596,140
4.308%, with maturity at 2034(1)	876	952,231
4.492%, with maturity at 2034(1)	1,335	1,451,700
4.557%, with maturity at 2029(1)	2,117	2,301,397
4.67%, with maturity at 2034(1)	2,455	2,703,722
5.00%, with various maturities to 2019(2)	3,282	3,480,369
6.00%, with various maturities to 2031	2,638	2,947,180
6.32%, with maturity at 2032(1)	409	453,931
6.50%, with various maturities to 2019	99	106,699
7.00%, with various maturities to 2035	8,521	9,779,608
8.00%, with various maturities to 2034	1,284	1,563,390
8.95%, with maturity at 2018(3)	88	94,559
9.50%, with maturity at 2022	234	268,505

		$92,473,850

Government National Mortgage Association:
1.625%, with various maturities to 2027(1)	$485	$497,488
2.00%, with maturity at 2026(1)	252	262,517
5.00%, with maturity at 2018	1,274	1,346,203
8.25%, with maturity at 2020	152	171,577
9.00%, with maturity at 2017	113	121,837

		$2,399,622

Total Mortgage Pass-Throughs (identified cost $152,179,911)		$156,092,965

Collateralized Mortgage Obligations — 14.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 228, (Interest Only), Class IO, 6.00%, 2/1/35(4)	$4,242	$893,687
Series 1395, Class F, 1.317%, 10/15/22(5)	51	50,770
Series 2135, Class JZ, 6.00%, 3/15/29	2,083	2,330,877
Series 3030, (Interest Only), Class SL, 5.948%, 9/15/35(4)(6)	6,535	1,020,914
Series 3114, (Interest Only), Class TS, 6.498%, 9/15/30(4)(6)	16,013	2,632,996
Series 3339, (Interest Only), Class JI, 6.438%, 7/15/37(4)(6)	5,606	805,713
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	11,331	1,266,192
Series 4109, (Interest Only), Class SA, 6.048%, 9/15/32(4)(6)	5,828	1,214,363

		$10,215,512

Federal National Mortgage Association:
Series G93-17, Class FA, 1.155%, 4/25/23(5)	$119	$120,469
Series G93-36, Class ZQ, 6.50%, 12/25/23	523	588,482

Security	Principal Amount (000’s omitted)	Value
Series G97-4, Class FA, 0.954%, 6/17/27(5)	$437	$443,299
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(4)	1,429	281,957
Series 1993-203, Class PL, 6.50%, 10/25/23	524	588,679
Series 1993-250, Class Z, 7.00%, 12/25/23	65	66,086
Series 1994-14, Class F, 2.267%, 10/25/23(5)	597	611,648
Series 2001-4, Class GA, 9.459%, 4/17/25(3)	79	89,875
Series 2004-60, (Interest Only), Class SW, 6.895%, 4/25/34(4)(6)	7,815	1,339,303
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	5,819	1,564,454
Series 2006-65, (Interest Only), Class PS, 7.065%, 7/25/36(4)(6)	4,767	833,146
Series 2007-99, (Interest Only), Class SD, 6.245%, 10/25/37(4)(6)	7,655	1,254,544
Series 2009-48, Class WA, 5.848%, 7/25/39(3)	1,456	1,626,768
Series 2009-62, Class WA, 5.56%, 8/25/39(3)	2,248	2,506,160
Series 2009-93, (Interest Only), Class SC, 5.995%, 11/25/39(4)(6)	13,312	2,247,895
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(4)	6,606	387,237
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	9,104	679,703
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	1,495	1,643,838
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	5,351	1,130,059
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	11,620	1,078,215
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	16,231	2,057,060

		$21,138,877

Government National Mortgage Association:
Series 2000-30, Class F, 0.702%, 12/16/22(5)	$642	$647,742

		$647,742

Total Collateralized Mortgage Obligations (identified cost $32,157,690)		$32,002,131

U.S. Government Agency Obligations — 10.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Bank:
5.75%, 6/12/26	$6,000	$7,444,902

		$7,444,902

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$16,929,860

		$16,929,860

Total U.S. Government Agency Obligations (identified cost $21,425,793)		$24,374,762

Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(7)	$14,080	$14,079,764

Total Short-Term Investments (identified cost $14,079,764)		$14,079,764

Total Investments — 98.9% (identified cost $219,843,158)		$226,549,622

Other Assets, Less Liabilities — 1.1%		$2,628,301

Net Assets — 100.0%		$229,177,923

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2014.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open derivative contracts.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2014.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $12,149.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$221,791,888

Gross unrealized appreciation	$8,778,475
Gross unrealized depreciation	(4,020,741)

Net unrealized appreciation	$4,757,734

A summary of open financial instruments at July 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/14	80 U.S. 5-Year Treasury Note	Short	$(9,563,750)	$(9,506,875)	$56,875
9/14	245 U.S. 10-Year Treasury Note	Short	(30,625,000)	(30,529,297)	95,703
9/14	62 U.S. Ultra-Long Treasury Bond	Long	9,212,813	9,352,313	139,500

					$292,078

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	$10,000	Pays	3-month USD- LIBOR-BBA	2.61%	June 1, 2017/ June 1, 2022	$(269,150)
Deutsche Bank AG	10,000	Receives	3-month USD- LIBOR-BBA	2.82	June 1, 2017/ June 1, 2047	1,387,250

						$1,118,100

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

Written swaptions activity for the fiscal year to date ended July 31, 2014 was as follows:

	Notional Amount	Premiums Received
Outstanding, beginning of period	$100,000,000	$1,265,000
Swaptions expired	(100,000,000)	(1,265,000)

Outstanding, end of period	$—	$—

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$292,078	(1)	$—
Swap contracts	$1,387,250		$(269,150)

Total	$1,679,328		$(269,150)

(1)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$156,092,965	$—	$156,092,965
Collateralized Mortgage Obligations	—	32,002,131	—	32,002,131
U.S. Government Agency Obligations	—	24,374,762	—	24,374,762
Short-Term Investments	—	14,079,764	—	14,079,764
Total Investments	$—	$226,549,622	$—	$226,549,622
Futures Contracts	$292,078	$—	$—	$292,078
Swap Contracts	—	1,387,250	—	1,387,250
Total	$292,078	$227,936,872	$—	$228,228,950

Liability Description
Swap Contracts	$—	$(269,150)	$—	$(269,150)
Total	$—	$(269,150)	$—	$(269,150)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short-Term U.S. Government Portfolio

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan Schiff
Susan Schiff
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014